Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2015	$4,036.8	$269,163.9	$1,754,170.2	$27,960.8	$841.2	$109,334.7	$2,165,507.6
Additions	—	26,960.5	142,090.4	3,428.6	—	82,595.3	255,074.8
Disposals or retirements	—	(75.0)	(5,923.0)	(1,170.0)	—	—	(7,168.0)
Lease agreement modification	—	—	—	—	(824.1)	—	(824.1)
Effect of acquisition of subsidiary	—	624.7	1,402.0	447.9	—	176.6	2,651.2
Effect of exchange rate changes	30.6	127.8	1,750.0	32.7	(10.0)	4.9	1,936.0

Balance at December 31, 2015	$4,067.4	$296,801.9	$1,893,489.6	$30,700.0	$7.1	$192,111.5	$2,417,177.5

Accumulated depreciation and impairment
Balance at January 1, 2015	$459.2	$141,245.9	$1,188,388.4	$16,767.9	$447.4	$—	$1,347,308.8
Additions	28.9	16,312.6	199,185.0	3,751.7	25.2	—	219,303.4
Disposals or retirements	—	(74.0)	(5,585.4)	(1,125.2)	—	—	(6,784.6)
Lease agreement modification	—	—	—	—	(460.4)	—	(460.4)
Impairment	—	278.1	2,256.8	10.7	—	—	2,545.6
Effect of exchange rate changes	18.1	147.6	1,612.9	20.9	(5.1)	—	1,794.4

Balance at December 31, 2015	$506.2	$157,910.2	$1,385,857.7	$19,426.0	$7.1	$—	$1,563,707.2

Carrying amounts at December 31, 2015	$3,561.2	$138,891.7	$507,631.9	$11,274.0	$—	$192,111.5	$853,470.3

Cost
Balance at January 1, 2016	$4,067.4	$296,801.9	$1,893,489.6	$30,700.0	$7.1	$192,111.5	$2,417,177.5
Additions	—	9,113.3	156,874.2	4,584.1	—	195,256.0	365,827.6
Disposals or retirements	—	(13.4)	(3,094.2)	(469.2)	—	—	(3,576.8)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(18.1)	(1,497.3)	(4,401.9)	(92.4)	—	(167.8)	(6,177.5)

Balance at December 31, 2016	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8

Accumulated depreciation and impairment
Balance at January 1, 2016	$506.2	$157,910.2	$1,385,857.7	$19,426.0	$7.1	$—	$1,563,707.2
Additions	29.4	17,540.5	198,189.4	4,325.7	—	—	220,085.0
Disposals or retirements	—	(7.3)	(3,049.5)	(468.4)	—	—	(3,525.2)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(10.8)	(1,094.3)	(3,620.1)	(68.7)	—	—	(4,793.9)

Balance at December 31, 2016	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1

Carrying amounts at December 31, 2016	$3,524.5	$130,055.4	$465,490.2	$11,507.9	$—	$387,199.7	$997,777.7

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2017	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8
Additions (Deductions)	—	75,594.7	458,605.8	8,195.9	—	(219,902.5)	322,493.9
Disposals or retirements	—	(37.0)	(9,553.0)	(377.8)	—	—	(9,967.8)
Reclassification	—	—	8.8	1.5	—	—	10.3
Effect of disposal of subsidiary	—	—	(51.2)	(14.8)	—	(0.5)	(66.5)
Effect of exchange rate changes	(66.1)	(827.6)	(4,125.8)	(142.9)	—	56.8	(5,105.6)

Balance at December 31, 2017	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$—	$167,353.5	$3,080,615.1

Accumulated depreciation and impairment
Balance at January 1, 2017	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1
Additions	27.8	20,844.6	229,985.6	4,938.0	—	—	255,796.0
Disposals or retirements	—	(28.8)	(8,114.3)	(377.5)	—	—	(8,520.6)
Reclassification	—	—	8.2	1.5	—	—	9.7
Effect of disposal of subsidiary	—	—	(42.8)	(13.9)	—	—	(56.7)
Effect of exchange rate changes	(42.1)	(718.4)	(3,765.3)	(102.9)	—	—	(4,628.7)

Balance at December 31, 2017	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$—	$2,018,072.8

Carrying amounts at December 31, 2017	$3,472.7	$184,688.1	$692,303.4	$14,724.6	$—	$167,353.5	$1,062,542.3

The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of 20 years, 10 years and 10 years, respectively.

In August 2015, TSMC Solar Ltd. (TSMC Solar) ceased its manufacturing operations. In the third quarter of 2015, the Company recognized an impairment loss of NT$2,286.0 million since the carrying amounts of certain machinery and equipment, office equipment and mechanical and electrical power equipment were not expected to be recoverable. The recoverable amount determined on the basis of value in use is nil. Such impairment loss was included in other operating income and expenses.

For the year ended December 31, 2015, the Company recognized an impairment loss of NT$259.6 million under foundry segment since the carrying amount of some of property, plant and equipment, mostly from termination of a project, was expected to be unrecoverable. Their recoverable amount determined on the basis of value in use was nil. Such impairment loss was included in other operating income and expenses.

The Company had a building lease agreement with leasing terms from December 2003 to November 2018 and such lease was accounted for as a finance lease. In August 2015, the lease was determined to be an operating lease due to a modification on lease conditions; as such, the Company recognized a gain of NT$430.0 million from the modification. Such gain was included in other operating income and expenses.